Gold Prepay Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Total	$ 15,157	$ 6,842	$ 17,380
Less: current portion	(6,920)	(6,842)
Gold prepay loan	$ 8,237	$ 0